Share-Based Compensation - Schedule of Stock Options Activities (Details) ¥ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Jun. 30, 2026 CNY (¥) shares
Schedule of Stock Options Activities [Abstract]
Shares underlying Options, Outstanding beginning balance | shares
Weighted Average Exercise Price, Outstanding beginning balance | $ / shares
Remaining Contractual Term (Years), Outstanding beginning balance		11 months 1 day
Grant- Date Fair Value, Outstanding beginning balance | ¥
Number of options granted | shares		22,376,760,000
Weighted Average Exercise Price, Granted | $ / shares
Remaining Contractual Term (Years), Granted		1 year
Grant- Date Fair Value, Granted | ¥		¥ 291,944
Shares underlying Options, Exercised | shares		(59,577,600)
Weighted Average Exercise Price, Exercised | $ / shares
Remaining Contractual Term (Years), Exercised
Grant- Date Fair Value, Exercised | ¥		¥ (743)
Shares underlying Options, Outstanding ending balance | shares		22,317,182,400
Weighted Average Exercise Price, Outstanding ending balance | $ / shares
Remaining Contractual Term (Years), Outstanding ending balance		11 months 1 day
Grant- Date Fair Value, Outstanding ending balance | ¥		¥ 291,201
Shares underlying Options, Exercisable | shares					22,317,182,400
Weighted Average Exercise Price, Exercisable | $ / shares
Remaining Contractual Term (Years), Exercisable		11 months 1 day
Grant- Date Fair Value, Exercisable | ¥					¥ 291,167